Schedule of Environmental Loss Contingencies by Site (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Site	Dec. 31, 2012 Site	Dec. 31, 2011 Site
Commitment And Contingencies [Line Items]
Number of Sites	58	63	71
Liability	$ 37	$ 34	$ 32
Range of Reasonably Possible Costs - Low	26	23
Range of Reasonably Possible Costs - High	69	68
Geismar, LA
Commitment And Contingencies [Line Items]
Number of Sites	1	1	1
Liability	16	17	17
Range of Reasonably Possible Costs - Low	10	10
Range of Reasonably Possible Costs - High	24	24
Superfund and Offsite Landfills - allocated share: Less than 1%
Commitment And Contingencies [Line Items]
Number of Sites	17	22	31
Liability	1	1	1
Range of Reasonably Possible Costs - Low	1	1
Range of Reasonably Possible Costs - High	2	2
Superfund and Offsite Landfills - allocated share: Equal to or Greater than 1%
Commitment And Contingencies [Line Items]
Number of Sites	12	12	12
Liability	7	6	7
Range of Reasonably Possible Costs - Low	5	5
Range of Reasonably Possible Costs - High	14	13
Currently-Owned
Commitment And Contingencies [Line Items]
Number of Sites	13	13	12
Liability	7	7	5
Range of Reasonably Possible Costs - Low	5	5
Range of Reasonably Possible Costs - High	13	13
Formerly-Owned - Remediation
Commitment And Contingencies [Line Items]
Number of Sites	11	11	10
Liability	5	2	1
Range of Reasonably Possible Costs - Low	5	2
Range of Reasonably Possible Costs - High	15	15
Formerly-Owned - Monitoring Only
Commitment And Contingencies [Line Items]
Number of Sites	4	4	5
Liability	1	1	1
Range of Reasonably Possible Costs - High	$ 1	$ 1